Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net income (loss)	$ (157)		$ 1,075		$ (10,298)
Unrealized gains on investment securities
Net unrealized gains (losses) arising during the period	196		320		115
Less: Net realized gains (losses) reclassified to net income (loss)	284		497		(108)
Net change	(88)		(177)		223
Translation adjustments and net investment hedges
Translation adjustments	(237)		165		601
Hedges-net unrealized gains (losses) arising during the period	165		(183)		0
Less: Hedges - Net realized losses reclassified to net income	(8)		(1)		0
Net change	(64)		(17)		601
Cash flow hedges
Net unrealized gains (losses) arising during the period	0		33		1
Defined benefit pension plans
Net gains (losses), prior service costs, and transition obligations arising during the period	(27)		(59)		37
Less: Net gain (loss), prior service costs, and transition obligations reclassified to net income (loss)	(7)		(19)		13
Net change	(20)		(40)		24
Other comprehensive income, net of tax	(172)		(201)		849
Cumulative effect of change in accounting principle (a)	0	[1]	(4)	[1]	0	[1]
Comprehensive income	$ (329)		$ 870		$ (9,449)

[1]	(a)Relates to the adoption of ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.